Mineral Interests (Details) - USD ($)																1 Months Ended	12 Months Ended
	Mar. 20, 2026	Mar. 10, 2026	Feb. 25, 2026	Jan. 26, 2026	Dec. 30, 2025	Dec. 20, 2025	Oct. 31, 2025	Sep. 30, 2025	Sep. 18, 2025	Jul. 16, 2025	Jun. 23, 2025	Jun. 13, 2024	Oct. 17, 2023	Jul. 09, 2020	Jun. 24, 2020	Jan. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Mineral Interests [Line Items]
Percentage of agreement rate											100.00%
Total option payments to acquire the property								$ 300,000									$ 2,800,000
Percentage of interest acquire															90.00%
Percentage of the property acquire																	100.00%
Contract transfer request																	$ 2,000,000
Submission of the mining concession contract																	2,300,000
Execution of the addendum to the agreement						$ 3,533,334											3,533,334
Payment of remaining balance				$ 9,833,334	$ 1,444,445	$ 588,889
Mineral assets				9,328,931
Environmental remediation																	1,589,371
Mining concession asset																	10,918,302
Exploration Expense											$ 40,862,344
Option payment																$ 350,000		$ 214,650
Total option payments to acquire the property									$ 10,200,000
Total consideration										$ 750,000
Amount of initial installment																		$ 100,000
Amount of additional installment							$ 100,000	$ 150,000									250,000
Option Payments [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property																	1,000,000
Mining concession asset									$ 7,000,000
Option payment											$ 2,166,666
Second San Antonio Option [Member]
Mineral Interests [Line Items]
Total consideration												$ 50,000					500,000
Bottom of range [member]
Mineral Interests [Line Items]
Total option payments to acquire the property																	1,480,000
Contract transfer request																	2,000,000
Subsequent Events [Member]
Mineral Interests [Line Items]
Total consideration	$ 2,048,162	$ 33,581,007	$ 10,566,000
Amount of final installment																$ 150,000
Subsequent Events [Member] | Option Payments [Member]
Mineral Interests [Line Items]
Payment of remaining balance				$ 1,500,000
Phase 1 [Member]
Mineral Interests [Line Items]
Option payment																	64,252
Phase 3 [Member]
Mineral Interests [Line Items]
Percentage of interest acquire															0.625%
Instalments payable															$ 250,000
Percentage of remaining interest acquire															10.00%
Percentage of elected to pay by company															1.00%
Percentage of processing plant capacity															85.00%
Percentage of total interest acquired by paying															10.00%
Commencing payment															$ 8,000,000
Payment amount															8,000,000
Percentage of the property acquire				9.25%														100.00%
First Guayabales Option [Member] | Phase 1 [Member] | Exploration Expenditures [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property															3,000,000
First Guayabales Option [Member] | Phase 1 [Member] | Option Payments [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property															2,000,000
First Guayabales Option [Member] | Phase 2 [Member]
Mineral Interests [Line Items]
Instalments payable															166,666
First Guayabales Option [Member] | Phase 2 [Member] | Exploration Expenditures [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property															10,000,000
First Guayabales Option [Member] | Phase 2 [Member] | Option Payments [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property															$ 2,000,000
First Guayabales Option [Member] | Assumption does not elect to pay [Member] | Exploration Expenditures [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property																		$ 416,666
First Guayabales Option [Member] | Assumption does not elect to pay [Member] | Option Payments [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property																	9,385,306	9,638,126
Second Guayabales Option [Member] | Exploration Expenditures [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property																	$ 250,000	250,000
Second Guayabales Option [Member] | Option Payments [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property																		1,737,429	$ 304,422
Second Guayabales Option [Member] | Phase 1 [Member] | Option Payments [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property																		1,750,000
Second Guayabales Option [Member] | Phase 2 [Member] | Option Payments [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property																		1,000,000
Second Guayabales Option [Member] | Phase 3 [Member]
Mineral Interests [Line Items]
Percentage of the property acquire																	100.00%
Second Guayabales Option [Member] | Phase 3 [Member] | Option Payments [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property																		4,300,000
Surface Rights Agreements October 2023 [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property																		2,350,000
Surface Rights Agreements October 2023 [Member] | Exploration Expenditures [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property																	$ 925,000	825,000
Surface Rights Agreements October 2023 [Member] | Option Payments [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property													$ 4,400,000				1,750,000
Surface Rights Agreements May 2024 [Member]
Mineral Interests [Line Items]
Option payment																	278,902
Surface Rights Agreements May 2024 [Member] | Exploration Expenditures [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property																		2,800,000
Surface Rights Agreements May 2024 [Member] | Option Payments [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property																		294,000
San Antonio Project [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property														$ 2,500,000			420,000	250,000
Option to pay an addition value														$ 2,500,000
Commercial production rate														1.50%
San Antonio Project [Member] | Option Payments [Member]
Mineral Interests [Line Items]
Total option payments to acquire the property																	$ 6,817,059	$ 634,715